Note 04 - Management Report - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Release Unit [Line Items]
Net revenues		€ (28,000,000)	€ 26,000,000	€ (225,000,000)
Provision for credit losses		(17,000,000)	(42,000,000)	29,000,000
Noninterest expenses [Abstract]
Compensation and benefits		60,000,000	128,000,000	168,000,000
General and administrative expenses		864,000,000	1,306,000,000	1,774,000,000
Restructuring activities		(2,000,000)	(2,000,000)	5,000,000
Total noninterest expenses		922,000,000	1,432,000,000	1,947,000,000
Noncontrolling interests				0
Profit (loss) before tax		(932,000,000)	(1,364,000,000)	(2,200,000,000)
Total assets	[1],[2]	€ 61,823,000,000	€ 131,775,000,000	€ 197,667,000,000
Employees (full-time equivalent)		194	267	472

[1]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.